UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2016 to March 31, 2016

Item 1:       Schedule of Investments

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (1.9%)
$2,100	BNP Paribas, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(A, A1)	03/27/17	0.419	$2,452,642
2,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(BBB+, A2)	02/14/17	0.301	2,171,143
900	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(BBB+, A2)	02/14/17	0.301	928,436
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $5,000,000)					5,552,221

UNITED STATES AGENCY OBLIGATIONS (73.9%)
500	Federal Farm Credit Bank Discount Notes	(AA+, Aaa)	08/10/16	0.420	499,290
1,000	Federal Farm Credit Bank Discount Notes	(AA+, Aaa)	09/07/16	0.440	998,189
4,300	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/30/17	0.650	4,301,741
1,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/02/18	0.550	1,395,061
4,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/22/18	0.458	3,990,220
3,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/22/18	0.463	2,992,959
11,075	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/16/18	0.491	11,046,881
3,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/01/18	0.540	2,987,421
7,800	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/08/18	0.493	7,777,988
10,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	0.720	10,096,687
2,500	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	0.640	2,500,825
5,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	0.674	4,998,815
4,700	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	0.750	4,701,607
4,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	0.563	3,993,864
2,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	0.610	1,999,424
2,800	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/13/18	0.558	2,792,376
4,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/12/19	0.638	3,997,776
4,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/05/21	0.791	4,003,948
5,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/06/16	0.310	4,998,493
3,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/20/16	0.400	2,998,367
1,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	06/03/16	0.310	1,499,212
7,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	07/15/16	0.420	6,992,853
3,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	07/25/16	0.400	3,496,087
1,400	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	02/10/17	0.552	1,393,752
1,000	Federal Home Loan Banks	(AA+, Aaa)	04/15/16	0.310	1,000,000
2,900	Federal Home Loan Banks	(AA+, Aaa)	06/17/16	0.400	2,900,006
4,700	Federal Home Loan Banks(1)	(AA+, Aaa)	09/07/17	0.616	4,700,310
1,300	Federal Home Loan Banks	(AA+, Aaa)	05/25/18	1.200	1,300,442
4,400	Federal Home Loan Banks	(AA+, Aaa)	09/21/18	1.875	4,424,684
2,000	Federal Home Loan Banks	(AA+, Aaa)	09/28/18	1.140	2,000,060
5,000	Federal Home Loan Banks(4)	(AA+, Aaa)	03/07/19	0.750	5,001,795
4,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/13/17	0.443	3,999,060
4,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	04/27/17	0.473	3,998,076
1,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/28/17	1.000	1,000,906
3,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/26/18	1.100	3,700,618
4,600	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	0.654	4,601,329
1,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/06/18	1.050	1,200,077
4,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/13/18	1.000	3,999,548
1,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/27/18	1.100	1,800,585
2,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.250	2,700,173
3,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.200	3,001,593
2,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	11/16/18	1.250	2,800,568
7,250	Federal Home Loan Mortgage Corp.(4)	(AA+, Aaa)	11/26/18	0.750	7,255,401
6,900	Federal Home Loan Mortgage Corp.(4)	(AA+, Aaa)	02/01/19	0.750	6,908,101
3,630	Federal National Mortgage Association(1)	(AA+, Aaa)	08/12/16	0.461	3,630,200
5,000	Federal National Mortgage Association(1)	(AA+, Aaa)	01/26/17	0.448	4,997,955
5,200	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	5,200,848
4,800	Federal National Mortgage Association	(AA+, Aaa)	01/29/19	2.000	4,821,567
6,900	Federal National Mortgage Association(4)	(AA+, Aaa)	02/01/19	0.750	6,908,176
5,000	Federal National Mortgage Association	(AA+, Aaa)	02/01/19	2.000	5,025,020
3,400	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	3,399,531
9,800	Federal National Mortgage Association	(AA+, Aaa)	03/22/19	2.000	9,862,181
5,000	Federal National Mortgage Association Discount Notes	(AA+, Aaa)	07/19/16	0.400	4,994,700
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $213,655,386)					213,587,346

UNITED STATES TREASURY OBLIGATIONS (17.8%)
4,500	United States Treasury Floating Rate Notes(1),(5)	(AA+, Aaa)	10/31/16	0.353	4,500,131
3,000	United States Treasury Floating Rate Notes(1),(6)	(AA+, Aaa)	07/31/17	0.377	2,998,662

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (continued)
$15,100	United States Treasury Floating Rate Notes(1),(5)	(AA+, Aaa)	10/31/17	0.468	$15,102,446
13,900	United States Treasury Floating Rate Notes(1),(5)	(AA+, Aaa)	01/31/18	0.572	13,919,557
3,000	United States Treasury Notes(7)	(AA+, Aaa)	05/15/16	5.125	3,017,327
7,000	United States Treasury Notes	(AA+, Aaa)	05/31/16	1.750	7,016,727
1,000	United States Treasury Notes	(AA+, Aaa)	11/15/16	0.625	1,000,918
4,000	United States Treasury Notes	(AA+, Aaa)	09/30/17	0.625	3,995,468
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $51,511,032)					51,551,236

Number of Shares

SHORT-TERM INVESTMENTS (8.6%)
3,138,750	State Street Navigator Prime Portfolio, 0.49%(8)				3,138,750

Par (000)
$21,679	State Street Bank and Trust Co. Euro Time Deposit		04/01/16	0.010	21,679,046
TOTAL SHORT-TERM INVESTMENTS (Cost $24,817,796)					24,817,796

TOTAL INVESTMENTS AT VALUE (102.2%) (Cost $294,984,214)					295,508,599

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%)					(6,442,915)

NET ASSETS (100.0%)					$289,065,684

†                                           Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors  Service, Inc. (Moody’s) are unaudited.

(1)                                     Variable rate obligations — The interest rate is the rate as of March 31, 2016.

(2)                                     Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.

(3)                                     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2016, these securities amounted to a value of $5,552,221 or 1.9% of net assets.

(4)                                     Step Bond — The interest rate is as of March 31, 2016 and will reset at a future date.

(5)                                     At March 31, 2016, $4,014,594 in the value of these securities have been pledged as collateral for open swap contracts.

(6)                                     At March 31, 2016, $2,498,885 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

(7)                                     Security or portion thereof is out on loan.

(8)                                     Represents security purchased with cash collateral received for securities on loan.  The rate shown is the annualized one-day yield at March 31, 2016.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Energy
	USD	Dec 2016	75	$3,226,500	$(444,780)
Contracts to Sell
Energy
	USD	Jun 2016	(75)	(2,981,250)	$111,508
Net unrealized appreciation (depreciation)					$(333,272)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$11,688,964	04/27/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(72,851)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$22,818,526	04/27/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(129,269)
USD	1,739,056	04/27/16	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(10,537)
USD	16,069,971	04/27/16	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(97,363)
USD	12,007,609	04/27/16	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(74,843)
USD	9,566,856	04/27/16	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(57,963)
USD	31,370,543	04/27/16	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(195,584)
USD	8,084,458	04/27/16	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(48,990)
USD	8,303,394	04/27/16	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(51,764)
USD	3,808,084	04/27/16	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(23,076)
USD	25,843,732	04/27/16	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(114,720)
USD	16,772,209	04/27/16	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(101,636)
USD	18,423,011	04/27/16	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(114,861)
USD	17,374,283	04/27/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(105,285)
USD	22,967,006	04/27/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(143,191)
USD	21,191,867	04/27/16	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(106,267)
USD	16,849,238	04/27/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(102,103)
USD	9,786,252	04/27/16	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(61,014)
						$(1,611,317)

(1) The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved and established by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$5,552,221	$—	$5,552,221
United States Agency Obligations	—	213,587,346	—	213,587,346
United States Treasury Obligations	—	51,551,236	—	51,551,236
Short-term Investments	—	24,817,796	—	24,817,796
	$—	$295,508,599	$—	$295,508,599
Other Financial Instruments*
Futures Contracts	$111,508	$—	$—	$111,508

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$444,780	$—	$—	$444,780
Swap Contracts	—	1,611,317	—	1,611,317

*                   Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.

For the quarter ended March 31, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                      Controls and Procedures

(a)                       As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                      Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	May 19, 2016

/s/Rocco DelGuercio
Name:	Rocco DelGuercio
Title:	Chief Financial Officer
Date:	May 19, 2016